February 17, 2023

DREYFUS MONEY MARKET FUNDS

Dreyfus Money Market Fund

Dreyfus National Municipal Money Market Fund

Dreyfus New York Municipal Money Market Fund

(Premier Shares and Wealth Shares)

Supplement to Current Summary Prospectuses and Prospectuses

Effective March 2, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary – Purchase and Sale of Fund Shares" in the fund's prospectus:

If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442 Pittsburgh, Pennsylvania 15253-4442.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Buy Shares – Mailing Address" in the fund's prospectus:

Mailing Address. If you are investing directly through the fund, mail to:

BNY Mellon Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Sell Shares – Mailing Address" in the fund's prospectus:

Mailing Address. If you invested directly through the fund, mail to:

BNY Mellon Shareholder Services
P.O. Box 534434
Pittsburgh, Pennsylvania 15253-4434

If you invested through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

GENPW-STK-0223

February 17, 2023

DREYFUS MONEY MARKET FUNDS

Dreyfus Money Market Fund

Dreyfus National Municipal Money Market Fund

Dreyfus New York Municipal Money Market Fund

(Service Shares)

Supplement to Current Summary Prospectuses and Prospectuses

Effective March 2, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary – Purchase and Sale of Fund Shares" in the fund's prospectus:

If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442 Pittsburgh, Pennsylvania 15253-4442.

******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Buy Shares – Mailing Address" in the fund's prospectus:

Mailing Address. To invest through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide – Buying and Selling Shares – How to Sell Shares – Mailing Address" in the fund's prospectus:

Mailing Address. To redeem shares through a third party, such as a bank, broker-dealer or financial adviser, or in a Retirement Plan, mail to:

BNY Mellon Institutional Department
P.O. Box 534442

Pittsburgh, Pennsylvania 15253-4442

GEN-STK-0223-SER